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                                        THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
                            -AllianceBernstein Multi-Asset Real Return Portfolio
                                                               (the "Portfolio")

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Supplement dated June 18, 2013 to the Prospectus dated December 31, 2012 of the
AllianceBernstein Pooling Portfolios offering shares of AllianceBernstein Multi-Asset Real Return Portfolio (the "Prospectus").

                                   * * * * *

The following chart replaces the chart under the heading "Portfolio Managers" in the summary section of the Prospectus for the Portfolio and reflects the person responsible for day-to-day management of the Portfolio's portfolio.



Employee              Length of Service     Title
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Jonathan E. Ruff        Since 2010          Senior Vice President of the Adviser


                                   * * * * *

The following replaces certain information under the heading "Management of the Portfolios - Portfolio Managers" in the Prospectus with respect to the Portfolio.

                                                        Principal Occupation(s)
Portfolio and                                               During the Past
Responsible Team          Employee; Year; Title             Five (5) Years
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AllianceBernstein        Jonathan E. Ruff; since        Senior Vice President
Multi-Asset Real         2010; Senior Vice              of the Adviser, with
Return Portfolio         President of the Adviser       which he has been
                                                        associated in a
 Real Asset Strategy                                    substantially similar
 Team                                                   capacity as a portfolio
                                                        manager since prior to
                                                        2007.




                                   * * * * *

This Supplement should be read in conjunction with the Prospectus for the Portfolio.

You should retain this Supplement with your Prospectus for future reference.

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